Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value:
Balance at end of period	$ 23,070		$ 23,070		$ 19,798	$ 25,698
MSRs
Activity in MSRs carried at fair value
Balance at beginning of period	18,622	26,344	19,798	25,698	25,698	31,957	19,024
Additions - servicing resulting from MSR purchases	4,008		4,008			1,352	11,974
Additions - servicing resulting from loan sales	17	62	20	742	774	1,696	1,185
Sales	(550)		(550)
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model	1,957	(1,650)	(1,524)	(336)	(1,550)	(5,323)	4,612
Other changes in fair value	(984)	(1,307)	1,318	(2,655)	(5,124)	(3,984)	(4,838)
Total change in fair value	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	(226)
Balance at end of period	$ 23,070	$ 23,449	$ 23,070	$ 23,449	$ 19,798	$ 25,698	$ 31,957